Accounts Receivable (Details) - Schedule of Current Expected Credit Losses	6 Months Ended
Jun. 30, 2024
Schedule of Current Expected Credit Losses [Line Items]
Historical loss rate	0.00%
Adjustment	0.439%
CECL rate	0.439%
31-60 days [Member]
Schedule of Current Expected Credit Losses [Line Items]
Historical loss rate	0.00%
Adjustment	0.878%
CECL rate	0.878%
61-90 days [Member]
Schedule of Current Expected Credit Losses [Line Items]
Historical loss rate	0.00%
Adjustment	1.35%
CECL rate	1.35%
91-120 days [Member]
Schedule of Current Expected Credit Losses [Line Items]
Historical loss rate	0.00%
Adjustment	1.703%
CECL rate	1.703%
121-180 days [Member]
Schedule of Current Expected Credit Losses [Line Items]
Historical loss rate	0.00%
Adjustment	2.555%
CECL rate	2.555%
181-270 days [Member]
Schedule of Current Expected Credit Losses [Line Items]
Historical loss rate	0.00%
Adjustment	3.645%
CECL rate	3.645%
271-360 days [Member]
Schedule of Current Expected Credit Losses [Line Items]
Historical loss rate	0.00%
Adjustment	4.86%
CECL rate	4.86%
Over 360 days [Member]
Schedule of Current Expected Credit Losses [Line Items]
Historical loss rate	0.00%
Adjustment	4.86%
CECL rate	4.86%